First Quarter Report
November 30, 2022 (Unaudited)
Columbia Emerging Markets Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Argentina 2.2%
Globant SA(a)	44,135	8,270,016
MercadoLibre, Inc.(a)	24,497	22,806,340
Total		31,076,356
Brazil 8.5%
Afya Ltd., Class A(a)	472,154	7,091,753
B3 SA - Brasil Bolsa Balcao	7,438,137	18,289,502
Banco BTG Pactual SA	2,126,289	10,284,497
Banco do Brasil SA	615,978	4,205,556
Itaú Unibanco Holding SA, ADR	3,986,583	19,853,183
Localiza Rent a Car SA	1,385,582	16,001,605
Localiza Rent a Car SA(a)	4,508	51,740
NU Holdings Ltd., Class A(a)	1,818,543	8,092,516
Pagseguro Digital Ltd., Class A(a)	473,099	4,981,732
Petro Rio SA(a)	1,893,807	13,083,138
Sendas Distribuidora SA	2,932,285	11,125,997
WEG SA	609,160	4,565,164
XP, Inc., Class A(a)	168,615	2,952,449
Total		120,578,832
Canada 0.7%
Parex Resources, Inc.	668,344	9,569,420
China 27.7%
Bafang Electric Suzhou Co., Ltd., Class A	289,303	4,558,787
Beijing Kingsoft Office Software, Inc., Class A	168,410	6,054,897
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	709,656	3,310,810
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Tourism Group Duty Free Corp., Ltd., Class A	509,487	14,297,841
Contemporary Amperex Technology Co., Ltd., Class A	125,000	6,847,909
Full Truck Alliance Co., Ltd., ADR(a)	971,610	8,287,833
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3,224,728	13,058,009
JD.com, Inc., ADR	718,149	41,063,760
JD.com, Inc., Class A	277,088	7,910,245
KE Holdings, Inc., ADR(a)	590,639	9,993,612
Kingdee International Software Group Co., Ltd.(a)	3,238,000	5,464,192
Kuaishou Technology(a)	643,900	4,851,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Li Ning Co., Ltd.	2,952,000	23,723,741
Medlive Technology Co., Ltd.(d)	3,037,573	3,826,502
Meituan, Class B(a)	2,658,200	57,302,992
Midea Group Co., Ltd., Class A	2,347,100	15,970,690
NetEase, Inc.	1,872,605	27,075,316
Pinduoduo, Inc., ADR(a)	250,621	20,560,947
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	386,047	17,722,072
Shenzhou International Group Holdings Ltd.	1,190,400	10,747,064
Silergy Corp.	411,000	6,166,213
Songcheng Performance Development Co., Ltd., Class A	4,924,170	9,934,381
Sungrow Power Supply Co., Ltd., Class A	211,973	3,477,285
Tencent Holdings Ltd.	1,650,200	62,404,484
WuXi Biologics Cayman, Inc.(a)	908,000	5,950,792
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,191,500	3,740,762
Total		394,302,470
Hong Kong 1.8%
AIA Group Ltd.	1,574,200	15,985,386
Hong Kong Exchanges and Clearing Ltd.	79,700	3,168,674
Techtronic Industries Co., Ltd.	596,264	7,268,554
Total		26,422,614
India 15.7%
Apollo Hospitals Enterprise Ltd.	407,341	23,768,119
AU Small Finance Bank Ltd.	1,638,870	12,986,005
Bajaj Finance Ltd.	79,632	6,619,575
Balkrishna Industries Ltd.	340,270	8,570,246
Cholamandalam Investment and Finance Co., Ltd.	1,836,004	16,204,250
Dixon Technologies India Ltd.	87,253	4,581,338
Eicher Motors Ltd.	288,487	12,373,006
HDFC Bank Ltd., ADR	456,705	32,229,672
ICICI Bank Ltd., ADR	1,798,687	42,664,856
Infosys Ltd., ADR	497,081	10,115,598
InterGlobe Aviation Ltd.(a)	244,696	5,836,798
Larsen & Toubro Ltd.	565,874	14,462,480
Mahindra & Mahindra Ltd.	661,638	10,643,704
2	Columbia Emerging Markets Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance Industries Ltd.	669,194	22,510,029
Total		223,565,676
Indonesia 9.2%
Bank Negara Indonesia Persero Tbk PT	20,007,800	12,674,761
PT Astra International Tbk	38,031,900	14,714,502
PT Bank BTPN Syariah Tbk	42,338,800	8,641,100
PT Bank Central Asia Tbk	75,726,600	44,987,562
PT Bank Rakyat Indonesia Persero Tbk	157,112,029	49,979,363
Total		130,997,288
Kazakhstan 0.4%
Kaspi.KZ JSC, GDR(b),(c),(d)	85,683	6,598,455
Malaysia 0.7%
CIMB Group Holdings Bhd	3,501,400	4,579,809
Public Bank Bhd	5,196,000	5,269,626
Total		9,849,435
Mexico 3.0%
Grupo Aeroportuario del Centro Norte SAB de CV	250,448	2,174,123
Grupo Aeroportuario del Pacifico SAB de CV	293,050	4,759,974
Grupo Financiero Banorte SAB de CV, Class O	2,108,226	16,920,224
Wal-Mart de Mexico SAB de CV, Class V	4,756,288	18,796,878
Total		42,651,199
Philippines 0.5%
Ayala Land, Inc.	13,485,600	7,626,614
Poland 1.0%
Dino Polska SA(a)	168,311	13,833,228
Russian Federation 0.0%
Detsky Mir PJSC(b),(c),(e)	5,893,953	0
Fix Price Group Ltd., GDR(a),(b),(c),(d),(e)	2,678,663	3
Ozon Holdings PLC, ADR(a),(b),(c),(e)	375,545	0
TCS Group Holding PLC, GDR(a),(b),(c),(e)	171,169	0
Yandex NV, Class A(a),(b),(c),(e)	477,611	1
Total		4
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 3.0%
Absa Group Ltd.	991,987	11,895,136
Capitec Bank Holdings Ltd.	107,216	12,729,227
Clicks Group Ltd.	403,712	6,892,376
Shoprite Holdings Ltd.	779,619	11,475,663
Total		42,992,402
South Korea 11.0%
Coupang, Inc.(a)	582,100	11,339,308
Hana Financial Group, Inc.	398,940	13,644,566
Samsung Biologics Co., Ltd.(a)	12,976	8,825,477
Samsung Electro-Mechanics Co., Ltd.	112,710	12,338,119
Samsung Electronics Co., Ltd.	1,361,393	65,413,506
Samsung SDI Co., Ltd.	40,424	22,820,485
SK Hynix, Inc.	327,220	21,596,530
Total		155,977,991
Taiwan 11.5%
Chailease Holding Co., Ltd.	728,700	4,809,702
Delta Electronics	1,515,000	14,981,403
MediaTek, Inc.	573,000	13,845,863
Sea Ltd. ADR(a)	65,009	3,794,575
Taiwan Semiconductor Manufacturing Co., Ltd.	7,193,048	115,519,298
Unimicron Technology Corp.	1,975,281	10,168,639
Total		163,119,480
Thailand 2.2%
Kasikornbank PCL, Foreign Registered Shares	3,760,900	15,497,182
Muangthai Capital PCL, Foreign Registered Shares	5,374,700	5,701,343
PTT Exploration & Production PCL	1,811,800	9,660,548
Total		30,859,073
Total Common Stocks (Cost $1,172,593,196)		1,410,020,537

Preferred Stocks 1.4%
Issuer	Shares	Value ($)
Brazil 0.1%
Azul SA(a)	666,085	1,573,646
South Korea 1.3%
Samsung Electronics Co., Ltd.	408,983	17,586,952
Total Preferred Stocks (Cost $12,484,153)		19,160,598

Columbia Emerging Markets Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2022 (Unaudited)
Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(f),(g)	174,912	174,842
Total Money Market Funds (Cost $174,824)		174,842
Total Investments in Securities (Cost $1,185,252,173)		1,429,355,977
Other Assets & Liabilities, Net		(6,841,502)
Net Assets		$1,422,514,475
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2022, the total value of these securities amounted to $6,598,460, which represents 0.46% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2022, the total value of these securities amounted to $10,424,960, which represents 0.73% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At November 30, 2022, the total market value of these securities amounted to $4, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—
Fix Price Group Ltd., GDR	03/05/2021-03/08/2021	2,678,663	26,134,618	3
Ozon Holdings PLC, ADR	11/24/2020-09/20/2021	375,545	16,861,518	—
TCS Group Holding PLC, GDR	11/21/2017-01/25/2022	171,169	3,700,340	—
Yandex NV, Class A	10/30/2015-04/02/2020	477,611	10,731,002	1
			66,104,817	4

(f)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	8,433,007	120,639,644	(128,897,826)	17	174,842	1,272	97,616	174,912
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Emerging Markets Fund | First Quarter Report 2022

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